Certnas

[redacted]

15008351

Nasdaq Stock Market

William Slattery, CFO
Vice President
Listing Qualifications

By Electronic Mail

Washington, DC 20549

November 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 13, 2015 The Nasdaq Stock Market (the "Exchange") received from congatec Holding AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each
representing one-quarter of an ordinary share

Ordinary shares, €1.00 nominal value per share*

*Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC. The American Depositary Shares represent the right to receive the Ordinary Shares and are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6 (Registration No. 333-207425).

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery